SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,066	$ 3,205	$ 2,437
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,738		1,038
GERMANY [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	268		359
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	726		549
Other Countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 334		$ 491